Rational Dynamic Brands Fund

Rational Strategic Allocation Fund

Rational/ReSolve Adaptive Asset Allocation Fund

Rational Iron Horse Fund

Rational/NuWave Enhanced Market Opportunity Fund

Each a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for Rational Dynamic Brands Fund, Rational Strategic Allocation Fund, Rational/ReSolve Adaptive Asset Allocation Fund, Rational Iron Horse Fund and Rational/NuWave Enhanced Market Opportunity Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on May 3, 2019, (SEC Accession No. 0001580642-19-002304).